Taxes payable (Policies)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Tax payable

These amounts represent the group's obligations to the Federal, State and Municipal Governments relating to taxes, fees and contributions. They are presented as current liabilities and non-current liabilities, and they are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.